Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	12,733,020
Proposed Maximum Offering Price per Unit | $ / shares	3.065
Maximum Aggregate Offering Price	$ 39,026,706.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,389.59
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.Represents shares of Common Stock reserved for issuance under the Registrant’s 2025 Plan, including the evergreen increase for 2026. The number of shares of Common Stock reserved and available for issuance under the 2025 Plan automatically increases on the first day of each year, which began in 2026 and will end in (and include) 2035 equal to the lesser of (A) five percent (5%) of the shares of Common Stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of Common Stock as determined by the Company’s board or committee.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, and based upon the average of the high and low prices of the Common Stock, as reported on the Nasdaq Global Market under the symbol “BRR” on January 27, 2026, which was $3.065 per share.